Supplemental Cash Flow Information - Schedule of Reconciliation of the Liabilities Arising from Financing Activities (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Indebtedness [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	$ 3,493,607	$ 3,096,615
Cash inflows	497,325	404,996
Cash outflows		(4,501)
Payment of debt issue costs	(15,171)
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment	9,634	3,692
Gain on repurchase of debt		(6,896)
Interest paid
Interest accrued	49,620	16,481
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants	(83,426)	(102,375)
Non-cash addition
Non-cash transfer
Impact of foreign exchange	105,622	(98,880)
Ending balance	4,057,211	3,309,132
Satellite performance incentive payments [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	12,355	15,060
Cash inflows
Cash outflows	(2,500)	(1,400)
Payment of debt issue costs
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment
Gain on repurchase of debt
Interest paid
Interest accrued
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants
Non-cash addition
Non-cash transfer		(430)
Impact of foreign exchange	368	(492)
Ending balance	10,223	12,738
Lease liabilities [Member]
Schedule of Reconciliation of the Liabilities Arising from Financing Activities [Line Items]
Beginning balance	40,109	33,375
Cash inflows
Cash outflows	(2,141)	(2,175)
Payment of debt issue costs
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment
Gain on repurchase of debt
Interest paid	(1,676)	(1,558)
Interest accrued	1,786	1,558
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants
Non-cash addition	6,604	9,491
Non-cash transfer	(29)
Impact of foreign exchange	23	31
Ending balance	$ 44,676	$ 40,722